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August 2, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 49 to Registration Statement on Form N-1A for Mercer Funds (File Nos. 333-123467; 811-21732)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 49 filed electronically with the U.S. Securities and Exchange Commission on July 29, 2021, with an effective date of July 31, 2021.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley, Esq.

cc:	Colin J. Dean, Esq.

Caroline Hulme, Esq.